Other Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Intangible Assets and Liabilities
Summary of identifiable intangible assets, including above/belowmarket lease intangibles

	December 31,
	2014*	2013*
Acquired in-place lease
Gross amount	$4,821,009	$4,378,781
Accumulated amortization	(967,222)	(464,571)
Net amount	$3,853,787	$3,914,210
Acquired above-market leases
Gross amount	$1,332,286	$731,540
Accumulated amortization	(508,574)	(274,334)
Net amount	$823,712	$457,206
Total Other Intangible Assets, net	$4,677,499	$4,371,416
Acquired below-market leases
Gross amount	$(8,816,156)	$(6,906,025)
Accumulated amortization	1,487,415	713,634
Total Other Intangible Liabilities, net	$(7,328,741)	$(6,192,391)

*Prior-period financial information has been retroactively adjusted for certain assets acquired on March 4, 2015.

Future aggregate amortization of intangibles for each of the five succeeding fiscal years and thereafter

Future aggregate amortization of intangibles for each of the five succeeding fiscal years and thereafter as of December 31, 2014 follows:

	Acquired	Acquired	Acquired
	in-place	above-market	below-market
	leases	leases	leases
2015	$503,542	$218,060	$(874,415)
2016	489,768	158,357	(856,902)
2017	467,482	92,332	(836,262)
2018	443,207	53,266	(830,760)
2019	432,059	42,103	(813,210)
Thereafter	1,517,729	259,594	(3,117,192)
Total	$3,853,787	$823,712	$(7,328,741)